SIGNIFICANT VENDORS (Tables)	6 Months Ended
Jun. 30, 2012
SIGNIFICANT VENDORS [Abstract]
Schedule of Significant Purchases from Vendors

Purchases from significant vendors during Q212-YTD and their accounts payable at June 30, 2012 were:

Vendor	Purchase Amount	Percent	Accounts Payable	Percent

A	$515,683	23%	$35,650	4%
C	$266,088	12%	$77,228	9%

Purchases from significant venders during Q211-YTD and their accounts payable at June 30, 2011 were:

Vendor	Purchase Amount	Percent	Accounts Payable	Percent

A	$596,691	26%	$25,998	4%
B	$306,049	14%	$70,000	11%
C	$302,404	13%	$82,269	13%